Equity - summary of changes to outstanding shares (Details) - shares			12 Months Ended
	Nov. 13, 2020	Mar. 02, 2020	Dec. 31, 2020
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)			1,976,461,041
Number of shares outstanding (in shares)			2,024,333,013
Common shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)			1,567,519,274
Number of shares outstanding (in shares)			1,574,714,499
Special voting shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding (in shares)			408,941,767
Number of shares outstanding (in shares)			449,618,514
Key employees | Common shares
Reconciliation of number of shares outstanding [abstract]
New shares issued (in shares)			7,195,225
Key employees | Special voting shares
Reconciliation of number of shares outstanding [abstract]
New shares issued (in shares)			40,676,747
Loyalty voting register shareholders | Common shares
Reconciliation of number of shares outstanding [abstract]
New shares issued (in shares)			7,195,225
Loyalty voting register shareholders | Special voting shares
Reconciliation of number of shares outstanding [abstract]
New shares issued (in shares)	8,014	73,606,222